SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2018
	Product sales	Services	Consolidated

Revenues	$216,407	$11,132	$227,539
Cost of revenues	156,326	10,017	166,343
Gross profit	60,081	1,115	61,196
Unallocated operating expenses			98,677
Loss from operations			(37,481)
Interest income			487
Interest expense			(5)
Change in fair value of a convertible promissory notes			(22,791)
Loss before income tax expense			$(59,790)

	Year ended December 31, 2017
	Product sales	Services	Consolidated

Revenues	$293,951	$25,930	$319,881
Cost of revenues	189,816	24,445	214,261
Gross profit	104,135	1,485	105,620
Unallocated operating expenses			115,787
Loss from operations			(10,167)
Exchange loss on offshore bank accounts			(89)
Interest income			581
Loss before income tax expense			$(9,675)

	Year ended December 31, 2016
	Product sales	Services	Consolidated

Revenues	$262,083	$30,404	$292,487
Cost of revenues	160,566	28,371	188,937
Gross profit	101,517	2,033	103,550
Unallocated operating expenses			112,634
Loss from operations			(9,084)
Exchange loss on offshore bank accounts			(120)
Interest income			518
Loss before income tax expense			$(8,686)

Schedule of components of the Group's cost

	Year ended December 31,
	2016	2017	2018

Apparel	$89,291	$99,160	$72,871
Other general merchandise (1)	172,792	194,791	143,536
Total product sales revenues	$262,083	$293,951	$216,407

(1)Others mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

Summary of total net revenues generated in different geographic locations and as a percentage of total net revenues

	Year ended December 31,
	2016		2017		2018
	Revenues	%	Revenues	%	Revenues	%

Europe	$145,185	49.6	$153,697	48.1	$109,781	48.2
North America	77,814	26.6	73,339	22.9	51,206	22.5
Other countries	69,488	23.8	92,845	29.0	66,552	29.3
Total revenues	$292,487	100.0	$319,881	100.0	$227,539	100.0